Investment Strategy - Tremblant Opportunistic Global ETF	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities. The types of equity securities in which the Fund invests include, but are not limited to, common stocks, American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”). The Fund may invest in companies with market capitalizations of any size but will predominantly be invested in large- and mid-cap securities. The Fund’s investments will provide exposure to a number of different developed countries throughout the world, including the U.S., but the Fund may also invest in issuers located or operating in emerging markets.
Under normal conditions, the Fund will invest: (1) at least 40% (unless market conditions are not deemed favorable, in which case at least 30%) of its net assets in investments that are economically tied to, or located in, countries or regions other than the United States; and (2) in investments that are economically tied to, or located in, at least three different countries, including the United States. The Fund considers an investment to be economically tied to a country or region other than the United States if its issuer derives at least 50% of its revenues or profits from business in one or more countries or regions outside the United States, or has at least 50% of its assets in countries or regions outside the U.S. The Fund considers an issuer to be located in a specific country or region if (i) it is organized under the laws of the country or of a country within the region or maintains its principal place of business in that country or region; or (ii) its securities are traded principally in the country or region (e.g., the location of the primary exchange upon which the securities are traded).
Notwithstanding the previous paragraph, the Fund may invest a percentage lower than 40% in such non-U.S. securities if the weighting of non-U.S. securities in the Fund’s broad-based performance benchmark (currently, the MSCI World Index) drops below 45%, in which case the minimum level investment in non-U.S. securities must remain within 5% of the benchmark’s weighting (e.g., if the weighting of non-U.S. securities in the MSCI World Index was 38%, the minimum level for investing in non-U.S. securities for the Fund would be 33%).
The Adviser’s security selection process seeks to identify investments based on a fundamental analysis of a company’s business and financial model and/or the Adviser’s experience and knowledge of companies, industries, consumer behavior, and overall market trends. The Adviser’s fundamental analysis is a bottom up investment approach whereby the Adviser analyzes individual investment opportunities and evaluates them based on specific criteria. The Adviser’s fundamental analysis is based on: i) a strategic business analysis of a company, which typically includes an assessment of its industry dynamics, quality of management, long-term growth prospects, supplier and buyer power, supply chain, pricing and competitive landscape, and ii) a financial analysis of a company, which generally includes an assessment of its cash flows, return on capital, quality of earnings, balance sheet, valuation and other relevant factors. Investments are sold when they no longer satisfy the Adviser’s security selection process or when the Adviser believes that other investments are more attractive. The Adviser seeks to hold positions for the longer term, compounding returns over multiple years, which paired with the Fund’s ETF structure is expected to result in tax efficiencies. The Adviser’s security selection process tends to favor certain types of companies and as a result the Fund may also focus its investments in securities of companies in the same economic sector, including the Consumer Discretionary sector and Communication Services sector.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund will invest: (1) at least 40% (unless market conditions are not deemed favorable, in which case at least 30%) of its net assets in investments that are economically tied to, or located in, countries or regions other than the United States; and (2) in investments that are economically tied to, or located in, at least three different countries, including the United States. The Fund considers an investment to be economically tied to a country or region other than the United States if its issuer derives at least 50% of its revenues or profits from business in one or more countries or regions outside the United States, or has at least 50% of its assets in countries or regions outside the U.S. The Fund considers an issuer to be located in a specific country or region if (i) it is organized under the laws of the country or of a country within the region or maintains its principal place of business in that country or region; or (ii) its securities are traded principally in the country or region (e.g., the location of the primary exchange upon which the securities are traded).